Muzinich U.S. High Yield Corporate Bond Fund
Muzinich U.S. High Yield Corporate Bond Fund
Muzinich U.S. High Yield Corporate Bond  Fund

(Supra Institutional Shares)

Supplement dated March 11, 2016 to

Prospectus and Statement of Additional Information dated April 30, 2015

Effective March 31, 2016, please note that the Muzinich U.S. High Yield Corporate Bond Fund Supra Institutional shares will be available for purchase.

The Fund will also update its principal investment strategy.

Additionally, the fees and expenses table is updated as follows:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Muzinich U.S. High Yield Corporate Bond Fund	Class A Shares	Institutional Shares	Supra Institutional Shares
Maximum Front End Sales Charge	4.25%	none	none
Redemption Fee ( as a % of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Muzinich U.S. High Yield Corporate Bond Fund		Class A Shares	Institutional Shares	Supra Institutional Shares
Management Fees		0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.43%	0.43%	0.43%
Shareholder Servicing Fees		0.10%	0.10%
Total Other Expenses	[1]	0.53%	0.53%	0.43%
Total Annual Fund Operating Expenses		1.33%	1.08%	0.98%
Fee Waiver and/or Expense Reimbursement		(0.40%)	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.93%	0.68%	0.58%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A Shares, Institutional Shares and Supra Institutional Shares to 0.93%, 0.68% and 0.58%, respectively, of the U.S. High Yield Fund's average daily net assets through April 30, 2017 (the "Expense Caps"). The Expense Caps may be changed or eliminated at any time after April 30, 2017, by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
The Example below is intended to help you compare the cost of investing in the U.S. High Yield Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps in the first year only).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Muzinich U.S. High Yield Corporate Bond Fund - USD ($)	1 Year	3 Years
Class A Shares	516	791
Institutional Shares	69	304
Supra Institutional Shares	59	272

The following paragraph will replace the Principal Investment Strategies information on pages 8 and 15 of the Prospectus effective immediately.

The U.S. High Yield Fund normally invests at least 80% of its net assets in high yield bonds of U.S. corporations (commonly referred to as "junk" bonds). The Fund's portfolio is typically well-diversified with below investment grade bonds issued by U.S. corporations that the Advisor believes have attractive risk/reward characteristics. The Fund typically focuses on bonds rated BB+ to B- by Standard & Poor's or Ba1 to B3 by Moody's, or which are deemed equivalent by the Advisor. High yield bonds in which the Fund invests may be unsecured or backed by receivables or other assets. The Fund may invest up to 20% of its net assets in foreign securities, of which 10% may include securities in emerging market countries. The Fund may also invest up to 20% of its net assets in bank loans, including floating rate loans. The Fund may invest in mutual funds or exchange-traded funds which invest in any of the previously mentioned types of fixed income securities and such investments will be included in the Fund's 80% test.

Please retain this Supplement with the Prospectus and Statement of Additional Information.